Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Service provided by related parties	¥ 83,874	¥ 570,474	¥ 248,228
Service provided to related parties	962	1,988	844
Amount due from related parties	358	1,049		$ 52
Amount due to related parties	11,553	20,449		$ 1,675
Tencent Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties	358	1,049
Amount due to related parties	11,553	20,449
Tencent Group [Member] | Marketing Services [Member]
Related Party Transaction [Line Items]
Service provided by related parties	20,688	487,085	187,236
Tencent Group [Member] | Payment Processing Services [Member]
Related Party Transaction [Line Items]
Service provided by related parties	27,812	37,986	34,061
Tencent Group [Member] | Cloud technology services from Tencent Group [Member]
Related Party Transaction [Line Items]
Service provided by related parties	35,260	45,343	26,931
Tencent Group [Member] | Other Services [Member]
Related Party Transaction [Line Items]
Amount due to related parties	44	0
Tencent Group [Member] | Advertising [Member]
Related Party Transaction [Line Items]
Service provided to related parties	962	1,988	¥ 844
Tencent Group [Member] | Cloud Technology Services [Member]
Related Party Transaction [Line Items]
Amount due to related parties	11,509	20,449
Others [Member] | Other Services [Member]
Related Party Transaction [Line Items]
Service provided by related parties	¥ 114	¥ 60